Debt - Schedule of Long-Term Debt (Details) (Parenthetical)	Aug. 13, 2018	Feb. 28, 2017	Mar. 23, 2016	Sep. 24, 2015	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long Term Debt One [Member]
Debt instrument maturity date			Mar. 22, 2021
Debt instrument interest rate					4.22%	4.22%	4.22%
Long Term Debt Two [Member]
Debt instrument maturity date		Feb. 28, 2022
Debt instrument interest rate		2.65%
Long Term Debt Three [Member]
Debt instrument maturity date	Aug. 14, 2023
Debt instrument interest rate	2.43%
Long Term Debt Four [Member]
Debt instrument maturity date				Sep. 24, 2018
Debt instrument interest rate						6.08%	6.08%